UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of Registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                     Date of fiscal year end: July 31, 2007

                     Date of reporting period: July 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.





                       THE ADVISORS' INNER CIRCLE FUND II


PERIMETER SMALL CAP GROWTH FUND
ANNUAL REPORT                                                     JULY 31, 2007





                                 [LOGO OMITTED]



                                            INVESTMENT ADVISER:

                                            PERIMETER CAPITAL MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND II                            PERIMETER SMALL
                                                              CAP GROWTH FUND
                                                              JULY 31, 2007
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1
Schedule of Investments .....................................................  5
Statement of Assets &Liabilities ............................................ 13
Statement of Operations ..................................................... 14
Statement of Changes in Net Assets .......................................... 15
Financial Highlights ........................................................ 16
Notes to Financial Statements ............................................... 17
Report of Independent Registered Public Accounting Firm ..................... 23
Trustees and Officers of The Advisors' Inner Circle Fund II ................. 24
Disclosure of Fund Expenses ................................................. 32

--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 daafter the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-888-968-4964; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

July 31, 2007

Dear Shareholders:

The inception date for the Perimeter Small Cap Growth Fund (the "Fund") was September 29, 2006, so the annual report covers the ten month period ending July 31, 2007. During this time frame the Perimeter Small Cap Growth Fund returned 14.90%, compared to the 12.74% return of the Russell 2000 Growth Index. This rise in the markets can best be characterized by the proverbial saying, "Markets tend to climb a wall of worry." Following a rather sharp sell off in equities from May-06 to July-06, there was a heavy dose of pessimism prevalent in the markets. This negative sentiment was driven by several troubling economic and geopolitical issues, including but not limited to:

   o 17 straight hikes in the Fed Funds Rate;
   o High and rising raw material and energy prices;
   o Inflation edging above the Fed's 2% "comfort zone";
   o Escalating secular violence in Iraq; and
   o Rising tensions over the Iranian nuclear situation.

These issues created a classic scenario that caused the stock market to overshoot to the downside, creating a great buying opportunity in the middle of 2006. Since that time, the Federal Reserve stopped raising the Fed Funds rate, inflation trends have moderated and the housing market has plummeted, yet corporate earnings reports have been better than expected. While commodity prices remain high and Middle East tensions remain elevated, the markets seem to have become accustomed to these conditions. With this backdrop, many of the stock market indices hit new highs over recent months, including the Dow's eclipse of the 14,000 level in July 2007. This rise was driven by strong performance in the more economically sensitive sectors such as Industrials, Technology and Materials, while the Financial and Consumer Discretionary areas were relatively weak.

The Fund's out-performance versus the benchmark in the last ten months was predominantly driven by overall positive stock selection, with particular strength in the Health Care, Industrials and Consumer Staples sectors. An overweight in the very strong performing Materials sector also contributed to the solid relative performance. The only real detractor to performance over the last ten months was weak stock selection within the Technology sector. Generally speaking, another broad theme that positively impacted the Fund was the massive wave of merger & acquisition activity over the past year. This unprecedented level of corporate buyouts and mergers was driven in large part by cor-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

porate balance sheets that were flush with cash and the large amounts of private equity capital laying around, waiting to be deployed. The Fund was the beneficiary of several of these transactions. While it is not a goal to identify and buy companies purely on the basis of a potential take-out, it just so happens that Perimeter seeks out companies that have certain attributes that make them attractive to potential suitors including, a solid competitive position, strong balance sheets, growing cash flow, high profitability, and reasonable valuation.

There were several success stories that contributed to the Fund's performance over the past 10 months. First, GENERAL CABLE, a manufacturer of copper, aluminum and fiber optic wire and cable products both in the U.S. and internationally, has been enjoying several years of strong growth driven by upgrades in electrical infrastructure in the U.S. and by global infrastructure expansion, particularly in China and India. Another strong contributor has been CROCS, a specialty footwear company that has been taking the country by storm with their innovative, lightweight and comfortable clogs and flip-flops. CROCS'S is a hyper growth story that is benefiting from a combination of extremely popular products together with a significantly expanded distribution network of retail partners. A detractor to performance was our holding in SILICON IMAGE, a semiconductor manufacturer of chips and technology primarily used in high definition consumer products and other multimedia devices. SILICON IMAGE reported disappointing results earlier in the year due to pricing pressure and rising costs, putting downward pressure on profit margins. We have since sold our position and avoided further downside as the company continued to report disappointing results.

MANAGER OUTLOOK & PORTFOLIO POSITIONING

Economic growth has been slowing as the expansion cycle approaches maturity and productivity gains provide less of a benefit. In addition, high raw material and energy prices, along with rising labor costs serve as headwinds to economic growth. Lastly, the still developing sub-prime crisis and the continued weak housing market may reduce financial liquidity in the markets and apply even more pressure on the consumer economy. These factors should increase volatility in the markets, but should also create an environment where companies that can maintain strong relative earnings growth will be rewarded.

Portfolio positioning and activity for most of this year has remained relatively consistent. We are overweight in Technology and continue to find attractive candidates due to several tech drivers that remain in place. High corporate spending on IT, new product launches, and capacity expansions are benefiting new additions such as ATHEROS COMMUNICATIONS and CERAGON NETWORKS. While we remain underweight in Consumer Discretionary due to the numerous headwinds faced by consumers (high debt levels, ris-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

ing rates, high gas prices), we have moderated this position somewhat with the addition of companies with specific growth drivers like SHUTTERFLY, WARNACO GROUP, TEXAS ROADHOUSE, and AEROPOSTALE.

The Fund's Energy exposure has crept higher recently as we took advantage of weakness in the group that occurred in early spring. Sustained global demand and the summer driving season benefit many companies in the space. Also, natural gas prices lagged the advance in crude prices this summer, creating a divergence that represented an opportunity in energy companies with natural gas exposure. While our Industrials weighting has come down slightly, mainly on reductions in transports such as ALASKA AIRLINES (weak airline trends) and KANSAS CITY SOUTHERN (market cap sell), we remain bullish on the space in general, particularly the commercial aerospace suppliers.

In closing, despite the challenging environment, our investors can be assured that we will adhere to our disciplined investment process. We remain focused on identifying companies with accelerating growth trends and strong fundamental drivers that are less susceptible to economic slowing. We seek an attractive combination of the quintessential characteristics that define our stock selection process: accelerating earnings and sales growth, improving profitability trends, a solid balance sheet, high quality earnings, and sustainable fundamental trends.

THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------


                 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Growth of a $10,000 Investment


                                               09/29/06     07/31/07
                                               --------     --------
           Perimeter Small Cap Growth Fund     $10,000      $11,490
           Russell 2000 Growth Index           $10,000      $11,274


                             TOTAL RETURN FOR PERIOD
                              ENDED JULY 31, 2007
                         Cumulative Inception to Date*
                                     14.90%

* THE FUND COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.

       THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND
        THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE
        SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
              PASTPERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE
               AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF
                         THE FUTURE RESULTS OF THE FUND.
               THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
        DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF
       DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR
         EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX
             RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
          NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

           THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED
         OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO
             CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

           RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
      SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
            SHARES. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES,
                 THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

                 [BAR CHART OMITTED -- PLOT POINTS ARE AS FOLLOWS:]

          INFORMATION TECHNOLOGY                   30.4%
          INDUSTRIALS                              16.4%
          HEALTH CARE                              15.1%
          CONSUMER DISCRETIONARY                   13.2%
          FINANCIALS                                6.8%
          ENERGY                                    5.5%
          MATERIALS                                 4.4%
          EXCHANGE TRADED FUND                      3.3%
          CONSUMER STAPLES                          2.4%
          CASH EQUIVALENT                           1.8%
          TELECOMMUNICATION SERVICES                0.7%

 + PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK-- 95.1%**
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------   ----------
CONSUMER DISCRETIONARY -- 13.3%
   Aaron Rents                                            6,910     $   159,759
   Aeropostale*                                           7,180         273,414
   Aftermarket Technology*                                7,660         232,481
   Asbury Automotive Group                               14,030         310,344
   Bob Evans Farms                                        5,831         189,216
   CROCS*                                                 6,200         367,784
   Dover Downs Gaming & Entertainment                    10,950         131,838
   Dress Barn*                                           13,259         241,181
   Drew Industries*                                       6,160         214,245
   Fossil*                                               10,655         272,235
   Genesco*                                               4,270         215,848
   Interactive Data                                      11,770         321,910
   Jack in the Box*                                       4,471         286,099
   Jarden*                                                5,624         203,195
   LJ International*                                     23,970         168,749
   Maidenform Brands*                                    11,868         213,387
   Marvel Entertainment*                                  6,620         160,403
   Noble International                                    6,930         130,076
   O'Charleys                                            12,680         224,816
   Phillips-Van Heusen                                    2,192         114,116
   Polaris Industries                                     3,960         195,466
   Priceline.com*                                         4,114         262,473


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
 COMMON STOCK-- continued
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                      ----------     ----------

CONSUMER DISCRETIONARY -- CONTINUED
   Shutterfly*                                          12,590      $   324,193
   Skechers U.S.A., Cl A*                               12,460          259,043
   Sonic Automotive, Cl A                                8,000          219,200
   Sotheby's                                             3,490          149,197
   Stage Stores                                         10,210          182,146
   Steiner Leisure*                                      7,255          303,622
   Texas Roadhouse, Cl A*                               17,900          212,473
   Warnaco Group*                                        9,690          349,906
   Wet Seal, Cl A*                                      32,410          151,031
                                                                    -----------
                                                                      7,039,846
                                                                    -----------
CONSUMER STAPLES -- 2.4%
   American Oriental Bioengineering*                    22,510          162,072
   Elizabeth Arden*                                     13,510          291,005
   Hain Celestial Group*                                 3,530           95,628
   Ingles Markets, Cl A                                  6,353          186,079
   Longs Drug Stores                                     2,123          102,668
   Sanderson Farms                                       6,984          278,452
   Spartan Stores                                        5,161          151,063
                                                                    -----------
                                                                      1,266,967
                                                                    -----------
ENERGY -- 5.5%
   Alon USA Energy                                       8,409          299,949
   Bill Barrett*                                         7,398          253,899
   Comstock Resources*                                   8,340          224,012
   Core Laboratories*                                    2,608          280,699
   Grey Wolf*                                           30,830          228,450
   Gulfmark Offshore*                                    4,190          196,846
   Hercules Offshore*                                    6,415          192,578
   Massey Energy                                         7,670          163,755
   Natural Gas Services Group*                          13,350          197,714
   Oil States International*                             4,900          214,326
   Parker Drilling*                                     27,730          261,217
   Petroleum Development*                                4,900          197,666
   Petroquest Energy*                                   17,818          222,903
                                                                    -----------
                                                                      2,934,014
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
COMMON STOCK  -- continued
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ----------

FINANCIALS -- 6.8%
   City Bank                                             5,770     $    140,673
   Delphi Financial Group, Cl A                          7,355          295,450
   FBL Financial Group, Cl A                             5,074          178,554
   First Cash Financial Services*                       12,980          282,834
   First Citizens BancShares, Cl A                         804          144,463
   Fpic Insurance Group*                                 6,445          224,157
   Green Bankshares                                      5,103          168,705
   Harleysville Group                                    8,652          242,342
   Infinity Property & Casualty                          4,398          193,688
   IPC Holdings                                          7,657          189,970
   Platinum Underwriters Holdings                        3,370          111,884
   ProAssurance*                                         4,694          231,790
   Prosperity Bancshares                                 5,825          164,964
   RLI                                                   5,310          307,980
   Sterling Financial                                    7,190          163,285
   United Community Banks                                6,923          162,344
   Western Alliance Bancorp*                             6,960          183,118
   Zenith National Insurance                             5,169          208,621
                                                                    -----------
                                                                      3,594,822
                                                                    -----------
HEALTH CARE -- 15.2%
   Albany Molecular Research*                           22,730          334,358
   Allscripts Healthcare Solutions*                     13,790          313,722
   Amedisys*                                             7,814          295,760
   Amsurg, Cl A*                                         4,240          106,594
   Arena Pharmaceuticals*                                9,642          110,208
   Bradley Pharmaceuticals*                             15,494          248,524
   Bruker BioSciences*                                  22,567          176,700
   Conmed*                                               7,360          205,344
   Hologic*                                              6,881          356,436
   Home Diagnostics*                                    16,271          179,957
   Illumina*                                             6,786          309,238
   inVentiv Health*                                      7,818          277,383
   Kendle International*                                 6,949          256,766
   LHC Group*                                           11,108          269,036
   Medcath*                                              5,910          179,014
   Merit Medical Systems*                               21,990          246,068

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
 COMMON STOCK-- continued
--------------------------------------------------------------------------------

                                                     SHARES             VALUE
                                                   ----------        ----------

HEALTH CARE -- CONTINUED
   Natus Medical*                                     21,361        $   325,969
   Oculus Innovative Sciences*                        28,970            229,153
   Omnicell*                                          20,006            477,743
   Palomar Medical Technologies*                       8,925            284,975
   Parexel International*                              7,010            283,414
   PDL BioPharma*                                     10,211            239,856
   PharmaNet Development Group*                       10,847            303,716
   Phase Forward*                                     15,099            259,552
   Sciele Pharma*                                     15,202            352,534
   SurModics*                                          4,945            226,827
   Third Wave Technologies*                           20,838            151,909
   United Therapeutics*                                4,693            325,506
   Viropharma*                                        11,310            145,333
   West Pharmaceutical Services                        4,610            213,351
   Zoll Medical*                                      13,610            365,565
                                                                    -----------
                                                                      8,050,511
                                                                    -----------
INDUSTRIALS -- 16.4%
   Ameron International                                3,233            316,284
   Apogee Enterprises                                 10,334            266,204
   Argon ST*                                           4,930            103,234
   Barnes Group                                       10,998            343,138
   Basin Water*                                       22,740            244,455
   CBIZ*                                              38,238            260,401
   Celadon Group*                                     12,390            186,593
   Ceradyne*                                           1,050             78,361
   Columbus McKinnon*                                 14,222            364,794
   COMSYS IT Partners*                                10,390            188,682
   Consolidated Graphics*                              4,200            276,822
   Curtiss-Wright                                      4,500            196,065
   Encore Wire                                         8,452            258,209
   EnerSys*                                            8,971            162,375
   EnPro Industries*                                   6,370            250,851
   Esterline Technologies*                             6,370            294,867
   Excel Maritime Carriers, Cl A                       7,641            296,471
   Exponent*                                           6,299            143,428
   Flow International*                                19,902            183,695
   FTI Consulting*                                     8,960            367,629

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
 COMMON STOCK-- continued
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       ----------

INDUSTRIALS -- CONTINUED
   General Cable*                                       4,705       $   374,047
   Genlyte Group*                                       1,545           107,486
   Heartland Express                                   12,550           187,121
   HUB Group, Cl A*                                     8,652           294,341
   Integrated Electrical Services*                      8,654           230,543
   Interline Brands*                                    9,692           222,625
   Mobile Mini*                                         7,550           215,704
   Moog, Cl A*                                          7,584           324,747
   Navigant Consulting*                                15,730           247,748
   Skywest                                             10,216           227,919
   Teledyne Technologies*                               7,195           319,242
   Tennant                                              7,129           274,823
   TransDigm Group*                                     6,980           287,576
   United Stationers*                                   3,650           232,651
   Waste Connections*                                   6,990           216,690
   Waste Industries USA                                 5,241           167,345
                                                                    -----------
                                                                      8,713,166
                                                                    -----------
INFORMATION TECHNOLOGY -- 30.4%
   3Com*                                               56,820           227,280
   Actuate*                                            35,321           228,880
   ADC Telecommunications*                             15,840           296,050
   Adtran                                               8,125           211,981
   AMIS Holdings*                                      20,290           209,190
   Ansys*                                              14,504           377,684
   Aspen Technology*                                   24,377           302,275
   Atheros Communications*                              9,530           265,696
   Avici Systems                                       15,360           157,133
   Bell Microproducts*                                 21,050           132,194
   BluePhoenix Solutions*                              16,890           200,315
   Bottomline Technologies*                            22,820           266,081
   Brocade Communications Systems*                     16,880           118,835
   Brooks Automation*                                  16,149           283,738
   Captaris*                                           14,169            72,687
   Ceragon Networks*                                   14,106           201,575
   Checkpoint Systems*                                  9,500           219,165
   Cirrus Logic*                                       30,320           220,730
   Digital River*                                       5,630           253,406

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
 COMMON STOCK-- continued
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   ----------        ----------

INFORMATION TECHNOLOGY -- CONTINUED
   Emulex*                                            11,820        $  234,036
   Epicor Software*                                   18,336           239,468
   Euronet Worldwide*                                 10,560           268,330
   Flir Systems*                                       8,170           356,621
   GigaMedia*                                         20,010           215,508
   Greenfield Online*                                 14,350           233,044
   InterVoice*                                        26,700           212,532
   Interwoven*                                        24,241           335,738
   Jack Henry & Associates                            13,230           317,785
   LivePerson*                                        15,301            80,177
   LoJack*                                             9,690           206,591
   LTX*                                               25,390           116,540
   Macrovision*                                        9,484           225,530
   Manhattan Associates*                               9,590           267,273
   Methode Electronics                                20,330           328,736
   Micrel                                             20,905           216,367
   NAM TAI Electronics                                16,781           216,307
   Netgear*                                            8,403           232,427
   Newport*                                           13,717           179,281
   Nice Systems ADR*                                   9,241           306,986
   Novatel Wireless*                                   4,750           102,267
   Nuance Communications*                             15,210           250,661
   Oplink Communications*                             18,014           291,286
   Pericom Semiconductor*                             14,189           151,539
   Plexus*                                            10,970           266,023
   Progress Software*                                  6,900           208,725
   Quest Software*                                    19,011           281,363
   Radiant Systems*                                   23,137           321,604
   RADVision*                                         18,227           311,499
   RF Micro Devices*                                  24,220           168,087
   Shanda Interactive Entertainment ADR*               9,950           286,162
   Silicon Motion Technology ADR*                     10,910           199,653
   Sirenza Microdevices*                              28,860           327,850
   SkillSoft ADR*                                     17,322           147,410
   Smith Micro Software*                              10,759           146,860
   SonicWALL*                                         32,618           288,343
   SPSS*                                               2,960           121,478
   Standard Microsystems*                              7,348           245,350

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
 COMMON STOCK-- continued
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                     ----------       ----------

INFORMATION TECHNOLOGY -- CONTINUED
   SumTotal Systems*                                   24,280       $   187,927
   SupportSoft*                                        23,220           128,174
   Synaptics*                                           5,940           208,613
   Think Partnership*                                  34,027            76,220
   THQ*                                                 8,280           238,133
   TIBCO Software*                                     21,855           177,681
   Tollgrade Communications*                            8,436            87,060
   TriQuint Semiconductor*                             44,916           198,529
   Ultimate Software Group*                             9,797           265,793
   Vasco Data Security International*                  16,260           430,402
   Vignette*                                           15,113           317,978
   Xyratex*                                            11,330           251,866
   Zoran*                                              16,170           304,804
   Zygo*                                               11,770           141,475
                                                                    -----------
                                                                     16,164,987
                                                                    -----------
MATERIALS -- 4.4%
   Aptargroup                                           8,964           326,290
   Buckeye Technologies*                               13,429           205,866
   Carpenter Technology                                 1,822           216,253
   Chaparral Steel                                      1,900           159,676
   HB Fuller                                            9,470           261,656
   ICO*                                                15,063           151,534
   Landec*                                             19,170           220,647
   Northgate Minerals*                                 42,100           135,141
   Sensient Technologies                               11,044           280,518
   Spartech                                             1,971            43,460
   Universal Stainless & Alloy*                         5,120           193,229
   US Concrete*                                        20,600           156,354
                                                                    -----------
                                                                      2,350,624
                                                                    -----------
TELECOMMUNICATION SERVICES -- 0.7%
   Cbeyond*                                             8,230           291,095
   General Communication, Cl A*                         7,190            82,757
                                                                    -----------
                                                                        373,852
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $49,963,810)                                             50,488,789
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 3.4%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ----------     ----------
iShares Russell 2000 Growth Index Fund
      (Cost $1,878,891)                                  21,700      $ 1,778,749
                                                                     -----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 1.8%
   Union Bank of California
      Money Market Fund, 4.350% (A) (Cost $974,007)     974,007          974,007
                                                                     -----------
   TOTAL INVESTMENTS -- 100.3%
      (Cost $52,816,708)                                             $53,241,545
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $53,099,591.
 * NON-INCOME PRODUCING SECURITY.
** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
   SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A) THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF JULY 31, 2007.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $52,816,708)                           $53,241,545
   Receivable for Investment Securities Sold                             422,537
   Receivable for Capital Shares Sold                                    347,721
   Prepaid Expenses                                                       13,729
   Dividends Receivable                                                   13,586
   Deferred Offering Costs                                                10,318
                                                                     -----------
    TOTAL ASSETS                                                      54,049,436
                                                                     -----------
LIABILITIES:
   Payable for Investment Securities Purchased                           821,603
   Payable for Capital Shares Redeemed                                    31,165
   Payable due to Investment Adviser                                      27,054
   Payable due to Administrator                                            6,795
   Chief Compliance Officer Fees Payable                                   2,269
   Payable due to Trustees                                                 1,760
   Other Accrued Expenses                                                 59,199
                                                                     -----------
    TOTAL LIABILITIES                                                    949,845
                                                                     -----------
NET ASSETS                                                           $53,099,591
                                                                     ===========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                   $51,858,780
   Accumulated Net Realized Gain on Investments                          815,974
   Net Unrealized Appreciation on Investments                            424,837
                                                                     -----------
NET ASSETS                                                           $53,099,591
                                                                     ===========
Net Asset Value, Offering and Redemption Price Per Share --
    (unlimited authorization -- no par value)
    Institutional Shares ($53,099,591/4,619,671)                          $11.49
                                                                     ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          PERIMETER SMALL
                                                            CAP GROWTH FUND
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2007*
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $163)              $  138,654
                                                                     ----------
   TOTAL INVESTMENT INCOME                                              138,654
                                                                     ----------
EXPENSES
Investment Advisory Fees                                                250,783
Administration Fees                                                      66,631
Chief Compliance Officer Fees                                             7,674
Trustees' Fees                                                            6,050
Transfer Agent Fees                                                     148,074
Offering Costs (See Note 2)                                              47,025
Legal Fees                                                               20,833
Audit Fees                                                               18,932
Printing Fees                                                            10,000
Custodian Fees                                                            4,154
Registration Fees                                                         3,954
Insurance and Other Expenses                                              5,101
                                                                     ----------
   TOTAL EXPENSES                                                       589,211
                                                                     ----------
Less: Waiver of Investment Advisory Fees                               (204,691)
      Fees Paid Indirectly (See Note 4)                                 (25,061)
                                                                     ----------
   NET EXPENSES                                                         359,459
                                                                     ----------
NET INVESTMENT LOSS                                                    (220,805)
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS                                      1,036,779
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  ON INVESTMENTS                                                        424,837
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,461,616
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,240,811
                                                                     ==========

  * COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  PERIOD
                                                                   ENDED
                                                                  JULY 31,
                                                                    2007*
                                                                ------------
OPERATIONS:
   Net Investment Loss                                          $   (220,805)
   Net Realized Gain on Investments                                1,036,779
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                   424,837
                                                                ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            1,240,811
                                                                ------------
CAPITAL SHARE TRANSACTIONS:
   Issued                                                         54,788,386(1)
   Redeemed                                                       (2,929,606)
                                                                ------------
   NET INCREASE FROM CAPITAL
     SHARE TRANSACTIONS                                           51,858,780
                                                                ------------
     TOTAL INCREASE IN NET ASSETS                                 53,099,591
                                                                ------------
NET ASSETS:
   Beginning of Period                                                    --
                                                                ------------
   End of Period (including undistributed net investment
      income of $0)                                              $53,099,591
                                                                ============
SHARE TRANSACTIONS:
   Issued                                                          4,868,357(1)
   Redeemed                                                         (248,686)
                                                                ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
       TRANSACTIONS                                                4,619,671
                                                                ============

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE
     NOTE 8).
 *  COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD
                                                                      ENDED
                                                                    JULY 31,
                                                                      2007*
                                                                   ------------
Net Asset Value, Beginning of Period                                  $10.00
                                                                   ------------
Income from Operations:
   Net Investment Loss(1)(2)                                           (0.08)
   Net Realized and Unrealized Gain on Investments(2)                   1.57
                                                                   ------------
Total from Operations                                                   1.49
                                                                   ------------
Net Asset Value, End of Period                                        $11.49
                                                                   ============

TOTAL RETURN+                                                          14.90%
                                                                   ============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                                $53,100
Ratio of Expenses to Average Net Assets (including waivers,
   excluding fees paid indirectly)                                      1.38%**
Ratio of Expenses to Average Net Assets (including waivers
   and fees paid indirectly)                                            1.29%**
Ratio of Expenses to Average Net Assets (excluding waivers
   and fees paid indirectly)                                            2.11%**
Ratio of Net Investment Loss to Average Net Assets                     (0.79)%**
Portfolio Turnover Rate++                                                88%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
    ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.
  * COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.
 ** ANNUALIZED.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
(2) THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE NET INCOME, GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTION OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen funds. The financial statements herein are those of the Perimeter Small Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

At July 31, 2007, the Fund was comprised of a single class of shares, Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessi-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

     tate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on September 29, 2006, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months beginning with inception.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. For the period September 29, 2006, through July 31, 2007, there were no redemptions fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

-------------------------------------------------------------------------------

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $80,000 for the Fund's first year of operations and $100,000 per year thereafter. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended July 31, 2007, the Fund earned credits of $25,061, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Perimeter Capital Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.29% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. Any month where the annual operating expenses are less than 1.29%, the Adviser may recoop a portion of any amount previously waived in the preceding three years of Fund operations as long as the annual

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

operating expenses do not exceed 1.29%. At July 31, 2007, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $204,691.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the period ended July 31, 2007 were $81,860,450 and $31,054,529, respectively. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences relating to net operating losses have been reclassified to/from the following accounts during the fiscal period ended July 31, 2007:

                     ACCUMULATED                    ACCUMULATED
                 NET INVESTMENT LOSS             NET REALIZED GAIN
           -----------------------------    -------------------------
                      $220,805                      $(220,805)

As of July 31, 2007, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                     $  903,173
Unrealized Appreciation                                              337,638
                                                                  ----------
Total Distributable Earnings                                      $1,240,811
                                                                  ==========

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2007 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
       FEDERAL          UNREALIZED           UNREALIZED         NET UNREALIZED
      TAX COST         APPRECIATION         DEPRECIATION         APPRECIATION
     ------------    -----------------     ---------------      --------------
     $52,903,907        $4,107,362          $(3,769,724)           $337,638

8. IN-KIND TRANSFERS:

On September 29, 2006, the Fund commenced operations by issuing shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

            TRANSACTION DATE         SHARES ISSUED              VALUE
            ----------------         -------------           ----------
                09/29/06                25,799                $257,990

9. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on January 31, 2008. As of July 31, 2007, the Fund does not anticipate a material impact to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Perimeter Small Cap Growth Fund of The Advisors' Inner Circle Fund II:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Perimeter Small Cap Growth Fund (one of the funds constituting The Advisors' Inner Circle Fund II (the "Trust")) as of July 31, 2007, and the related statement of operations, statement of changes in net assets and financial highlights for the period from September 29, 2006 (commencement of operations) to July 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Perimeter Small Cap Growth Fund of The Advisors' Inner Circle Fund II at July 31, 2007, and the results of its operations, the changes in its net assets and its financial highlights for the period from September 29, 2006 (commencement of operations) to July 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                                        /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
September 20, 2007

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
   NAME, ADDRESS,                    HELD WITH                     LENGTH OF
         AGE 1                        THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                   Chairman                      (Since 1991)
60 yrs. old                      of the Board
                                  of Trustees

--------------------------------------------------------------------------------

WILLIAM M. DORAN                    Trustee                      (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old





--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

"interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-968-4964. The following chart lists Trustees and Officers as of July 31, 2007.

                             NUMBER OF FUNDS
                             IN THE ADVISORS'
                          INNER CIRCLE FUND II
PRINCIPAL OCCUPATION(S)       OVERSEEN BY             OTHER DIRECTORSHIPS
   DURING PAST 5 YEARS        BOARD MEMBER           HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------


Currently performs various        15           Trustee of The Advisors' Inner
services on behalf of SEI                      Circle Fund, Bishop Street Funds,
Investments for which                          SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated.                     Daily Income Trust, SEI Index
Executive Vice President                       Funds, SEI Institutional
of SEI Investments,                            International Trust, SEI
1986-1994. Director and                        Institutional Investments Trust,
Executive Vice President                       SEI Institutional Managed
of the Administrator                           Trust, SEI Liquid Asset Trust,
and the Distributor,                           SEI Tax Exempt Trust, SEI
1981-1994.                                     Opportunity Master Fund,
                                               L.P., SEI Opportunity Fund,
                                               L.P., SEI Global Master Fund,
                                               PLC, SEI Global Assets Fund,
                                               PLC, SEI Global Investments
                                               Fund, PLC, SEI Investments
                                               Global, Limited, SEI Investments
                                               Global Fund Services, Limited,
                                               SEI Investments (Europe) Ltd.,
                                               SEI Investments Unit Trust
                                               Management (UK) Limited and SEI
                                               Global Nominee Ltd.

--------------------------------------------------------------------------------

Self-employed Consultant         15            Director of SEI Investments
since 2003. Partner,                           Company and SEI Investments
Morgan, Lewis & Bockius                        Distribution Co., SEI
LLP (law firm) from                            Investments Global Fund Services
1976-2003, counsel to                          Limited, SEI Investments Global
the Trust, SEI                                 Limited, Trustee of The
Investments, the                               Advisors' Inner Circle Fund,
Administrator and the                          Bishop Street Funds, SEI
Distributor. Director                          Asset Allocation Trust, SEI
of SEI Investments                             Daily Income Trust, SEI Index
since 1974; Secretary                          Funds, SEI Institutional
of SEI Investments                             International Trust, SEI
since 1978.                                    Institutional Investments Trust,
                                               SEI Institutional Managed Trust,
                                               SEI Liquid Asset Trust, SEI Tax
                                               Exempt Trust, SEI Investments
                                               Global Fund Services Limited,
                                               SEI Investments Global, Limited,
                                               SEI Investments (Europe),
                                               Limited SEI Investments (Asia)
                                               Limited and SEI Asset Korea Co.,
                                               Ltd.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                    POSITION(S)                 OFFICE AND
   NAME, ADDRESS,                    HELD WITH                   LENGTH OF
        AGE 1                        THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS 4                   Trustee                  (Since 1993)
78 yrs. old






--------------------------------------------------------------------------------
JAMES M. STOREY                      Trustee                 (Since 1994)
76 yrs. old









--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.              Trustee                 (Since 1999)
64 yrs. old










--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.
4 Served as a trustee until August 26, 2007.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

                              NUMBER OF FUNDS
                              IN THE ADVISORS'
                           INNER CIRCLE FUND II
PRINCIPAL OCCUPATION(S)        OVERSEEN BY              OTHER DIRECTORSHIPS
 DURING PAST 5 YEARS           BOARD MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------

Private investor from               15           Trustee of The Advisors' Inner
1987 to present. Vice                            Circle Fund and Bishop Street
President and Chief                              Funds.
Financial officer,
Western Company of
North America
(petroleum service
company), 1980-1986.
President of Gene
Peters and Associates
(import company),
1978-1980. President
and Chief Executive
Officer of Jos.
Schlitz Brewing
Company before 1978.


--------------------------------------------------------------------------------

Attorney, Solo                      15           Trustee of The Advisors' Inner
Practitioner since                               Circle Fund, Bishop Street
1994. Partner,                                   Funds, SEI Asset Allocation
Dechert, September                               Trust, SEI Daily Income
1987-December 1993.                              Trust, SEI Index Funds,
                                                 SEI Institutional
                                                 International Trust, SEI
                                                 Institutional Investments
                                                 Trust, SEI Institutional
                                                 Managed Trust, SEI Liquid
                                                 Asset Trust, SEI Tax Exempt
                                                 Trust and U.S. Charitable
                                                 Gift Trust.

--------------------------------------------------------------------------------

Chief Executive Officer,            15           Trustee, State Street Navigator
Newfound Consultants, Inc.                       Securities Lending Trust, since
since April 1997.                                1995. Trustee of The Advisors'
General Partner, Teton                           Inner Circle Fund, Bishop
Partners, L.P., June                             Street Funds, SEI Asset
1991-December 1996; Chief                        Allocation Trust, SEI Daily
Financial Officer, Nobel                         Income Trust, SEI Index
Partners, L.P., March                            Funds, SEI Institutional
1991-December 1996;                              International Trust, SEI
Treasurer and Clerk,                             Institutional Investments
Peak Asset Management,                           Trust, SEI Institutional
Inc., since 1991.                                Managed Trust, SEI
                                                 Liquid Asset Trust, SEI Tax
                                                 Exempt Trust, SEI Opportunity
                                                 Master Fund, L.P., and
                                                 SEI Opportunity Fund, L.P.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
   NAME, ADDRESS,                    HELD WITH                     LENGTH OF
        AGE 1                        THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                    Trustee                  (Since 2005)
64 yrs. old





--------------------------------------------------------------------------------
CHARLES E. CARLBOM                    Trustee                  (Since 2005)
72 yrs. old



--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                   Trustee                  (Since 2005)
64 yrs. old





--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                    President                (Since 2003)
44 yrs. old






--------------------------------------------------------------------------------
MICHAEL LAWSON                   Controller and Chief          (Since 2005)
46 yrs. old                       Financial Officer






--------------------------------------------------------------------------------
JAMES NDIAYE                      Vice President and           (Since 2004)
38 yrs. old                           Secretary





--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each trustee/officer is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

                                NUMBER OF FUNDS
                               IN THE ADVISORS'
                            INNER CIRCLE FUND II
PRINCIPAL OCCUPATION(S)         OVERSEEN BY             OTHER DIRECTORSHIPS
 DURING PAST 5 YEARS            BOARD MEMBER           HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------

Self-employed Legal and              15           Trustee of The Advisors' Inner
Financial Services                                Circle Fund and Bishop Street
Consultant since 2003.                            Funds.
Counsel to State
Street Bank Global
Securities and Cash
Operations from 1995
to 2003.
--------------------------------------------------------------------------------
Self-employed Business               15           Trustee of The Advisors' Inner
Consultant, Business                              Circle Fund, Bishop Street
Project Inc. since                                Funds. Oregon Trust Co. and
1997. CEO and                                     O.T. Logistics, Inc.
President, United
Grocers Inc. from
1997 to 2000.
--------------------------------------------------------------------------------
Retired.                             15           Director, Federal Agricultural
                                                  Mortgage Corporation. Trustee
                                                  of The Advisors' Inner Circle
                                                  Fund and Bishop Street Funds.
--------------------------------------------------------------------------------
Senior Operations Officer,           N/A                        N/A
SEI Investments, Fund
Accounting and
Administration (1996-
present); Assistant Chief
Accountant of the U.S.
Securities and Exchange
Commission's Division
of Investment Management
(1993-1996).
--------------------------------------------------------------------------------
Director, SEI Investments,           N/A                        N/A
Fund Accounting since
July 2005. Manager, SEI
Investments AVP from April
1995 to February 1998
and November 1998 to
July 2005.
--------------------------------------------------------------------------------
Employed by SEI Investments          N/A                        N/A
Company since 2004. Vice
President, Deusche Asset
Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from
2000-2003. Counsel,
Assistant Vice President,
ING Variable Annuities
Group from 1999-2000.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                    POSITION(S)                    OFFICE AND
   NAME, ADDRESS,                    HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO            Assistant Vice President and          (Since 2000)
39 yrs. old                     Assistant Secretary





--------------------------------------------------------------------------------
RUSSELL EMERY                     Chief Compliance                (Since 2006)
44 yrs. old                           Officer





--------------------------------------------------------------------------------
SOFIA ROSALA                   Assistant Vice President           (Since 2004)
33 yrs. old                     and Assistant Secretary




--------------------------------------------------------------------------------
NICOLE WELCH                          AML Officer                 (Since 2006)
29 yrs. old




--------------------------------------------------------------------------------


1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

                                  NUMBER OF FUNDS
                                 IN THE ADVISORS'
                               INNER CIRCLE FUND II
PRINCIPAL OCCUPATION(S)             OVERSEEN BY             OTHER DIRECTORSHIPS
 DURING PAST 5 YEARS                BOARD MEMBER           HELD BY BOARD MEMBER
--------------------------------------------------------------------------------


General Counsel, Vice President           N/A                     N/A
and Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert
(law firm) from 1997-1999;
Associate, Richter, Miller &
Finn (law firm) from 1994-1997.
--------------------------------------------------------------------------------

Director of Investment Product            N/A                     N/A
Management and Development at
SEI Investments since February
2003. Senior Investment
Analyst, Equity team at SEI
Investments from March 2000
to February 2003.
--------------------------------------------------------------------------------
Vice President and Assistant              N/A                     N/A
Secretary of SEI Investments
Management Corp. and SEI Global
Funds Services since 2005.
Compliance Officer of SEI
Investments from 2001-2004.
Account and Product Consultant
SEI Private Trust Company,
1998-2001.
--------------------------------------------------------------------------------
Assistant Vice President and              N/A                     N/A
AML Compliance Officer of
SEI Investments since
January 2005. Compliance
Analyst at TD Waterhouse
from January 2004 to
November 2004. Senior
Compliance Analyst at UBS
Financial Services from
October 2002 to January
2004. Knowledge Management
Analyst at PricewaterhouseCoopers
Consulting from September
2000 to October 2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            02/01/07         07/31/07       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN           $1,000         $1,044.50        1.29%       $6.54
HYPOTHETICAL 5% RETURN        1,000          1,018.40        1.29         6.46
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                    ADVISER:
                        Perimeter Capital Management, LLC
                             Five Concourse Parkway
                                   Suite 2725
                                Atlanta, GA 30328

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



          This information must be preceded or accompanied by a current prospectus for the Fund.




PCM-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2007                                                   2006
--------------------- ----------------------------------------------------- -----------------------------------------------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $93,050             N/A               N/A             $70,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related       N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------



Notes:
(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ James F. Volk
                                              ------------------
                                              James F. Volk
                                              President

Date: October 3, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ------------------
                                              James F. Volk
                                              President

Date: October 3, 2007


By (Signature and Title)*                     /s/ Michael Lawson
                                              ------------------
                                              Michael Lawson
                                              Controller & CFO

Date: October 3, 2007

* Print the name and title of each signing officer under his or her signature.